Pension and Other Post-Retirement Benefits - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Net Periodic Benefit Cost	$ 0.3	$ 0.2	$ 1.3
Defined Benefit Plan, Benefit Obligation	35.5	34.9
Defined Benefit Plan, Funded Status of Plan	$ (7.3)	(5.0)
Defined Benefit Plan, Recognized Net Gain (Loss) Due to Settlements			1.5
Defined Contribution Plan
Defined Benefit Plan Disclosure [Line Items]
Employer contributions to 401(k) Plan, percentage of employee contributions	50.00%
Employer contributions to 401(k) Plan, percentage of eligible salary	4.00%
Total contributions to 401(k) Plan	$ 7.0	$ 7.0	$ 6.1
Employees Hired On or After April 1, 2004 | Defined Contribution Plan
Defined Benefit Plan Disclosure [Line Items]
401(k) Plan vesting period	3 years